Summary of Net Realized Investment Gains And Losses (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Net Realized Investment Gains and Losses
Net derivative gains (losses)	$ 705		$ 314		$ (1,636)
Realized gains on sales	32		48		64
Realized losses on sales	(54)		(23)		(45)
Other			12		(19)
Net realized investment gains (losses) before other-than- temporary impairments on fixed maturity securities	683		351		(1,636)
Other-than-temporary impairments on fixed maturity securities	(5)	[1]	(32)	[1]	(40)	[1]
Net realized investment gains (losses), net of other- than-temporary impairments	$ 678		$ 319		$ (1,676)

[1]	Other-than-temporary impairments on fixed maturity securities are net $6 million, $36 million and $95 million of non-credit losses included in other comprehensive income for the years ended December 31, 2013, 2012 and 2011, respectively.